Earnings/(Losses) per Share	12 Months Ended
Dec. 31, 2011
Earnings/(Losses) Per Share [Abstract]
Earnings/(Losses) per Share
12.	Earnings/(Losses) per Share

On June 9, 2011, the Company extended the expiration date and reduced the exercise price for its 1,655,006 outstanding Class Z warrants. The expiration date of the Class Z warrants was extended to August 12, 2011 from July 26, 2011 and the exercise price per share was reduced to $0.36 per one-fifth (1/5) of a share of common stock, or $1.80 per whole share of common stock, from $5.00 per one-fifth (1/5) of a share, or $25.00 per whole share. As of August 12, 2011, 8,865 Class Z warrants had been exercised and 1,773 shares of Common Stock were issued; the remaining Class Z warrants expired unexercised. In addition, the 150,000 Class A warrants held by the founding shareholders, which had an exercise price of $5.00 per 1/5 share or $25.00 per whole share, were not exercised and expired on July 29, 2011.

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period, as adjusted to reflect the reverse stock split effective October 1, 2010. The computation of the dilutive common shares outstanding at December 31, 2011 and 2010 does not include the 12,000 vested options (adjusted to reflect the reverse stock split) and non vested restricted shares discussed in Note 13, as the Company reported losses for the years ended December 31, 2011 and 2010.

The components of the denominator for the calculation of basic earnings/(losses) per share and diluted earnings/(losses) per share for the years ended December 31, 2011, 2010 and 2009, respectively, adjusted to reflect the reverse stock split effective October 1, 2010 (Note 13), are as follows:

	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009
Numerator
Net income (loss) – basic and diluted	$(88,196)	$(21,821)	$6,859
Basic earnings per share denominator:
Weighted average common shares outstanding	6,485,072	6,313,606	5,092,772
Diluted earnings per share denominator:
Weighted average common shares outstanding	6,485,072	6,313,606	5,092,772
Dilutive common shares:
Options	—	—	—
Warrants	—	—	—
Restricted shares	—	—	—

Dilutive effect	—	—	—

Weighted average common shares – diluted	6,485,072	6,313,606	5,092,772

Basic income/(loss) per common share	$(13.60)	$(3.46)	$1.35
Diluted income/(loss) per common share	$(13.60)	$(3.46)	$1.35